Consolidated Statement of Shareholders' Equity (Unaudited) (USD $) In Millions	Total	Total U.S. Bancorp Shareholders' Equity	Common Stock	Preferred Stock	Capital Surplus	Retained Earnings	Treasury Stock	Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 27,033	$ 26,300	$ 20	$ 7,931	$ 5,830	$ 22,541	$ (6,659)	$ (3,363)	$ 733
Shares, Beginning Balance at Dec. 31, 2008			1,755
Change in accounting principle	0	0				141		(141)
Net income (loss)	2,237	2,205				2,205			32
Changes in unrealized gains and losses on securities available-for-sale	2,359	2,359						2,359
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	(402)						(402)
Unrealized gain (loss) on derivative hedges	516	516						516
Foreign currency translation	40	40						40
Reclassification for realized (gains) losses	492	492						492
Unrealized gains (losses) on retirement plans	254	254						254
Income taxes	(1,239)	(1,239)						(1,239)
Total comprehensive income (loss)	4,257	4,225							32
Redemption of preferred stock	(6,599)	(6,599)		(6,599)
Repurchase of common stock warrant	(139)	(139)			(139)
Preferred stock dividends and discount accretion	(228)	(228)		168		(396)
Common stock dividends	(375)	(375)				(375)
Issuance of common and treasury stock	2,708	2,708	1		2,553		154
Issuance of common and treasury stock, shares			158
Purchase of treasury stock	(4)	(4)					(4)
Distributions to noncontrolling interests	(62)	0							(62)
Net other changes in noncontrolling interests	(5)	0							(5)
Stock option and restricted stock grants	75	75			75
Ending Balance at Dec. 31, 2009	26,661	25,963	21	1,500	8,319	24,116	(6,509)	(1,484)	698
Shares, Ending Balance at Dec. 31, 2009			1,913
Change in accounting principle	(89)	(73)				(72)		(1)	(16)
Net income (loss)	3,265	3,317				3,317			(52)
Changes in unrealized gains and losses on securities available-for-sale	433	433						433
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	(66)						(66)
Unrealized gain (loss) on derivative hedges	(145)	(145)						(145)
Foreign currency translation	24	24						24
Reclassification for realized (gains) losses	(28)	(28)						(28)
Unrealized gains (losses) on retirement plans	(197)	(197)						(197)
Income taxes	(5)	(5)						(5)
Total comprehensive income (loss)	3,281	3,333							(52)
Preferred stock dividends and discount accretion	(89)	(89)				(89)
Common stock dividends	(385)	(385)				(385)
Issuance of preferred stock	558	558		430	10	118
Issuance of common and treasury stock	129	129			(134)		263
Issuance of common and treasury stock, shares			9
Purchase of treasury stock	(16)	(16)					(16)
Purchase of treasury stock, shares	(1)		(1)
Distributions to noncontrolling interests	(76)								(76)
Net other changes in noncontrolling interests	249								249
Stock option and restricted stock grants	99	99			99
Ending Balance at Dec. 31, 2010	30,322	29,519	21	1,930	8,294	27,005	(6,262)	(1,469)	803
Shares, Ending Balance at Dec. 31, 2010	1,900		1,921
Change in accounting principle	(2)	(2)				(2)
Net income (loss)	4,788	4,872				4,872			(84)
Changes in unrealized gains and losses on securities available-for-sale	920	920						920
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	(25)						(25)
Unrealized gain (loss) on derivative hedges	(343)	(343)						(343)
Foreign currency translation	(16)	(16)						(16)
Reclassification for realized (gains) losses	363	363						363
Unrealized gains (losses) on retirement plans	(464)	(464)						(464)
Income taxes	(166)	(166)						(166)
Total comprehensive income (loss)	5,057	5,141							(84)
Preferred stock dividends and discount accretion	(129)	(129)				(129)
Common stock dividends	(961)	(961)				(961)
Issuance of preferred stock	676	676		676
Issuance of common and treasury stock	193	193			(147)		340
Issuance of common and treasury stock, shares			11
Purchase of treasury stock	(550)	(550)					(550)
Purchase of treasury stock, shares	(22)		(22)
Distributions to noncontrolling interests	(80)								(80)
Purchase of noncontrolling interests	(11)	(3)			(3)				(8)
Net other changes in noncontrolling interests	362								362
Stock option and restricted stock grants	94	94			94
Ending Balance at Dec. 31, 2011	$ 34,971	$ 33,978	$ 21	$ 2,606	$ 8,238	$ 30,785	$ (6,472)	$ (1,200)	$ 993
Shares, Ending Balance at Dec. 31, 2011	1,900		1,910